Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
16.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
Austria
EHang GmbH is subject to Austria profits tax of 25% on its activities conducted in Austria.
France
EHang France is subject to France profits tax of 28% on its activities conducted in France.
Spain
EHang Spain is subject to Spain profits tax of 25% on its activities conducted in Spain.
Hong Kong
Ehfly and EHang HK are incorporated in Hong Kong and are subject to Hong Kong profits tax.

Hong Kong profits tax for a corporation from the year of assessment 2018 and 2019 onwards is generally 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million.

PRC
The Company’s subsidiaries and VIEs and the subsidiaries of the VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.
In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. EHang Intelligent was recognized as an HNTE in December 2017 and was eligible for a 15%
preferential rate from 2017 to 2019. Reapplied its certificate in December 2020, EHang Intelligent is eligible for a 15% preferential rate from
2020 to 2022. EHang GZ was recognized as a
n
HNTE in November 2016
and was eligible for a 15% preferential rate from 2016 to 2018.
Reapplied its certificate in December 2019, EHang GZ is eligible for 15% preferential rate from 2019 to 2021. Guangdong EHang Egret Media Technology Co. Ltd. (“EHang Egret GD”) qualified as an HNTE from 2018 to 2020.

From January 1, 2010 to December 31, 2020, the newly established enterprises in Xinjiang Kashgar and Khorgos, which are two special economic development zones belong to the Xinjiang Difficult Areas Key Encouraged Development Industry Enterprise Income Tax Preferential Catalogue (the ‘‘Catalogue’’), shall be exempted from corporate income tax for five years from the tax year in which the first operating income is obtained. Kashi EHang Egret Media Technology Co., Ltd. (“EHang Egret KS”) established in 2017, engaged in industries that belong to Software Development and Business Service Industry in the catalogue. As the first operating income generated in 2018, EHang Egret KS may enjoy a reduced EIT rate of 0%.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). According to Announcement of the Ministry of Finance and the State Taxation Administration [2021] No.13 (“Circular 13”), manufacturing enterprise with qualified R&D expenses could enjoy R&D Super Deduction, i.e. to claim additional 100% R&D expenses on top of those actually incurred. EHang Intelligent and Yunfu EHang were subject to 100% super deduction while R&D expenses for other entities within the group remain deducted additionally at 75%.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	(28,946)	(30,412)	(185,000)	(29,030)
Non-PRC	(18,294)	(61,423)	(128,762)	(20,206)

	(47,240)	(91,835)	(313,762)	(49,236)

Income tax expense (benefit) comprises of:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income tax expen ses (benefits) applicable to PRC operations
Current income tax expenses	803	22	113	18
Deferred income tax (benefits) expenses	(49)	184	—	—
Subtotal income tax expenses applicable to PRC operations	754	206	113	18

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	—	—	21	3
Subtotal income tax expenses applicable to Non-PRC operations	—	—	21	3

Total income tax expenses	754	206	134	21

The reconciliations of the income tax expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Loss before income tax expense	(47,240)	(91,835)	(313,762)	(49,236)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(11,810)	(22,959)	(78,440)	(12,309)
Effect of different tax rates in different jurisdictions	4,430	14,347	31,370	4,923
Non-deductible expenses	736	1,195	5,455	856
Additional deduction for qualified R&D expenses	(9,317)	(13,646)	(24,197)	(3,797)
Effect on adoption of preferential tax rate	(541)	(12)	22	3
Changes in tax rate in measurement of deferred tax	—	3,345	—	—
Statutory expense	(4,545)	(1,855)	2,636	414
Others	(36)	133	134	21
Change in valuation allowance	21,837	19,658	63,154	9,910

Income tax expenses	754	206	134	21

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$

Non-current deferred tax assets
Inventory provision	7,360	7,172	1,125
Welfare payables	4,308	5,807	911
Accrued expenses and other liabilities	1,354	1,329	209
Allowance for doubtful accounts	3,047	17,376	2,727
Deferred government subsidies	35	15	2
Intangible assets	—	43	7
Unrealized loss on long-term investment	—	69	11
Unrealized profit arising from elimination of inter-company transactions	466	474	74
Tax losses	103,721	151,160	23,720
Less: valuation allowance	(120,291)	(183,445)	(28,786)

Deferred tax assets, net	—	—	—

Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	292	46

Deferred tax liabilities	292	292	46

The Group operates through several subsidiaries, the VIE and the subsidiaries of the VIE. Valuation allowance is considered for each of the entities on an individual basis.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of December 31, 2020 and 2021, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative loss position and not forecasting profits in the near future.
As
 of
December 31, 2020
and
2021
, the Group had deductible tax losses of RMB
427,674
and RMB
584,961
(US$
91,793
) derived from entities in the PRC. The tax losses in PRC can be carried forward for five years
to offset future taxable profit, and the period was extended to
10
years for entities qualified as HNTE in
2018
and thereafter. The tax losses of entities in the PRC began to expire from
December 31, 2022
to
2031
if not utilized.
As of December 31, 2020 and 2021, the Group had deductible tax losses of RMB3,244 and RMB31,434 (US$4,933) derived from entities in Hong Kong that will not expire if not utilized.

Unrecognized Tax Benefit
As of December 31, 2020 and 2021, the Group had unrecognized tax benefit of RMB12,987 and RMB5,480 (US$860), respectively. The unrecognized tax benefit was mainly related to the withholding tax accrued for the facilitating service in the acquisition of land use right from Guangzhou government by EHang HK on behalf of a third-party buyer in 2017
(
N
ote 10)
and under-reported statutory profits before tax. The Group does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2020 and 2021, unrecognized tax benefits of RMB5,480 and RMB5,480 (US$860), respectively, if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(4,892)	(5,494)	(12,987)	(2,038)
Additions based on tax positions related to the current year	(602)	(7,673)	—	—
Reductions for tax positions of prior years	—	180	7,507	1,178

Balance at the end of the year	(5,494)	(12,987)	(5,480)	(860)

The Group did not record any significant interest and penalties related to an uncertain tax position for the years ended December 31, 2019, 2020 and 2021.
The material jurisdictions in which the Group is subject to potential examination is China. In general, the PRC tax authorities have up to five years to review a company’s tax filings. As of December 31, 2021, the tax years ended December 31, 2016 through year ended as of the reporting dates for WFOE, the VIE and the subsidiaries of the VIE remain open to examination by the PRC tax authorities.